Trade and Other Receivables (Tables)	6 Months Ended
Jun. 30, 2022
Trade and other receivables [Abstract]
Schedule of trade and other receivables
	June 30,	December 31,
	2022	2021
Accounts receivable	$59,768	$17,995
Less: allowance for doubtful accounts	(734)	(796)
Accounts receivable, net	59,034	17,199
VAT receivable	271,694	94,085
Other	2,190	558
	$332,918	$111,842